PROFIT FOR THE YEAR ON DISCONTINUED OPERATIONS (Schedule of assets and liabilities disposed) (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Analysis Of Discontinued Operations [Line Items]
Property plant & equipment	$ 1,892	$ 5,682
Goodwill and intangible assets	16,270	35,269
Inventory	19,933	22,503
Cash	3,691	6,578
Trade and other receivables	13,901	15,753
Trade and other payables	(3,885)	(6,205)
Current Corporation tax	(279)	(28)
Deferred tax liability	(2,300)	$ (5,058)
Fiomi Diagnostics (“Fiomi”) [Member] | Sweden [Member]
Disclosure Of Analysis Of Discontinued Operations [Line Items]
Property plant & equipment	103
Goodwill and intangible assets	14,123
Inventory	1,160
Cash	775
Trade and other receivables	1,309
Trade and other payables	(864)
Lease liabilities	(106)
Current Corporation tax	(2)
Deferred tax liability	(195)
Total net assets disposed	$ 16,303